Brighthouse Life Insurance Company of NY

285 Madison Avenue, Suite 1400

New York, NY 28277

April 29, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY and

Brighthouse Variable Annuity Account B

File Nos. 333-216454/811-08306

(Brighthouse Prime Options)

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form Prospectus and Statement of Additional Information (“SAI”) each dated April 27, 2026 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus contained in Post-Effective Amendment No.16 for the Account filed electronically with the Commission on April 10, 2025.

If you have any questions, please contact me at (980) 949-4968.

Sincerely,

/s/ Victoria Starkman

Corporate Counsel

Brighthouse Life Insurance Company of NY